Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Contract Assets and Contract Liabilities from Contracts with Customers - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Contract Assets And Contract Liabilities From Contracts With Customers Abstract
Receivables, which are included in ‘Trade and other receivables’	€ 15,285	€ 13,897
Contract assets		6
Contract liabilities	€ 7,519	€ 23,721